UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Annual report

Delaware Limited-Term

Diversified Income Fund

December 31, 2008

Fixed income mutual fund

Table of contents

Portfolio management review	1

Performance summary	4

Disclosure of Fund expenses	7

Sector allocation and credit quality breakdown	9

Statement of net assets	11

Statement of operations	26

Statements of changes in net assets	28

Financial highlights	30

Notes to financial statements	40

Report of independent registered public accounting firm	54

Other Fund information	55

Board of trustees/directors and officers addendum	56

About the organization	64

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Limited-Term Diversified Income Fund	Jan. 13, 2009

The managers of Delaware Limited-Term Diversified Income Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Dec. 31, 2008.

How did the Fund perform?

For its fiscal year ended Dec. 31, 2008, Delaware Limited-Term Diversified Income Fund returned +2.21% for Class A shares at net asset value and -0.65% at maximum offer price (both figures reflect all distributions reinvested). The Fund’s benchmark index, the Barclays Capital 1–3 Year Government/Credit Index, formerly the Lehman Brothers 1–3 Year Government/Credit Index, returned +4.96% during the same period. For the complete, annualized performance of Delaware Limited-Term Diversified Income Fund, please see the table on page 4.

Please describe the general investment environment during the year.

The fixed income markets experienced extreme levels of volatility as they suffered from a combination of swings in energy prices, declining economic performance world-wide, a squeeze in short-term credit markets, and turmoil driven by a series of high-profile failures in the financial services industry.

These circumstances caused a general loss of confidence in the value of the collateral backing many types of debt, and effectively crippled global credit markets, making credit extremely difficult to obtain for individuals and corporations. Credit markets began to ease only later in the fiscal year, after governments world-wide stepped in to restore confidence and inject liquidity back into the system.

On the economic front, reports on housing, employment, and consumer spending reflected weakness during the fiscal year. In addition, auto sales plunged, and durable- goods sales grew increasingly soft as the year progressed. Through much of the period, rapidly rising energy costs ushered in troublesome inflationary pressures, although energy costs and inflation both subsided in the latter part of the year.

The Federal Reserve took an array of steps to stem the financial crisis during the period, lowering the fed funds rate on a total of seven separate occasions, from 4.50% to virtually 0%. In addition, the Fed established a plan for biweekly emergency auctions of loans to banks. Along with central banks around the world, the Fed also provided major markets with virtually unlimited liquidity early in the reporting period. In a dramatic departure from their normal operations, the Fed (in coordination with the Treasury Department) also facilitated a number of mergers and acquisitions, while taking the unprecedented step of injecting capital directly into banks and other financial institutions as liquidity deteriorated.

At various times throughout the period, the Fed’s actions buoyed the credit markets. The most notable respite from the difficult environment took place in April and May 2008, when fixed income markets staged a recovery during which non-Treasury sectors outpaced their more conservative government-issued peers. Beginning in June, however, many of the gains from the previous months were lost, and reports flooded the media about investors turning their focus once again to the

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

Portfolio management review
Delaware Limited-Term Diversified Income Fund

longstanding weakness in the housing market, the U.S. economy, and an uptick in inflation.

In our opinion, the breadth of the shock to the average consumer has been unmatched in the modern financial era. The combined forces of falling home prices, falling investment values, rising job losses, and fewer borrowing options left the consumer in a very tight spot. It seems safe to assume that working through this financial turmoil will take considerable time and cause the current economic downturn to be much longer than normal. While the financial markets have usually led an economic recovery, and some parts of the economy may start to improve well before others, we anticipate a prolonged recession leading to a very long period of sluggish economic growth.

What were your strategies within the Fund during the year?

Delaware Limited-Term Diversified Income Fund’s objective is maximum long-term total return, consistent with reasonable risk. As is typical for the Fund, we pursued this goal by allocating assets among the U.S. investment grade, U.S. high yield, and international developed markets that we viewed as having potential for favorable returns.

During the majority of the fiscal period, we maintained the Fund’s heavy weighting in high-quality securities, with an emphasis on agency mortgage-backed securities (MBS). We were defensively positioned and underweight in investment grade credit, primarily because of the depressed economic environment and liquidity concerns. Our non-dollar exposure was focused in euro and yen bond markets, with euro currency exposure hedged by midyear. We were conservatively positioned in high yield bonds for the first three quarters of the fiscal period, and this conservative weighting helped Fund performance.

In the last three months of the fiscal year, we increased our exposure to investment grade corporate bonds in a measured and disciplined way, with a focus on companies that had positioned themselves for a tight credit environment and proven their operating resiliency. We reduced our exposure to non-dollar investments (primarily in Japan and Europe), which had been a bright spot at times earlier in the year because of the U.S. dollar’s prolonged softness. Late in the period, non-dollar currencies experienced an aggressive selloff, primarily due to fears that the slowdown in the U.S. economy would result in recessions in foreign markets.

We also added to high yield bonds when our analysts’ research suggested that valuations were attractive based on the security’s historical returns. We held virtually no emerging markets positions for most of the fiscal year because we anticipated that these markets would follow the pattern of U.S. economic weakness and suffer from a shift to lower commodity prices.

At the end of the fiscal year, we remained diligent in our individual bond research as well as our sector allocation decision-making. We continued to add investment grade corporate positions, focusing primarily on high-quality companies that exhibit operational and financial flexibility, and are leading participants in their respective industries.

Fund basics
Delaware Limited-Term Diversified Income Fund			As of Dec. 31, 2008
Fund objective:	The Fund seeks maximum total return, consistent with reasonable risk.
Total Fund net assets:	$318 million
Number of holdings:	273
Fund start date:	Nov. 24, 1985
	Nasdaq symbols	CUSIPs
Class A	DTRIX	245912308
Class B	DTIBX	245912605
Class C	DTICX	245912704
Class R	DLTRX	245912803
Institutional Class	DTINX	245912506

Performance summary
Delaware Limited-Term Diversified Income Fund	Dec. 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Limited-Term Diversified Income Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Dec. 31, 2008
	1 year	5 years	10 years	Lifetime
Class A (Est. Nov. 24, 1985)
Excluding sales charge	+2.21%	+3.27%	+4.30%	+5.58%
Including sales charge	-0.65%	+2.70%	+4.01%	+5.46%
Class B (Est. May 2, 1994)
Excluding sales charge	+1.47%	+2.39%	+3.85%	+4.33%
Including sales charge	-0.49%	+2.39%	+3.85%	+4.33%
Class C (Est. Nov. 28, 1995)
Excluding sales charge	+1.47%	+2.39%	+3.42%	+3.73%
Including sales charge	+0.49%	+2.39%	+3.42%	+3.73%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 6.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently limited to 0.15% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but are subject to a contractual cap of 0.50% of average daily net assets.

The average annual total returns for the 1-year, 5-year, and lifetime (since June 2, 2003) periods ended Dec. 31, 2008, for Delaware Limited-Term Diversified Income Fund Class R shares were +1.86%, +2.85%, and +2.57%, respectively.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since June 1, 1992) periods ended Dec. 31, 2008, for Delaware Limited-Term Diversified Income Fund Institutional Class shares were +2.37%, +3.42%, +4.47%, and +5.73%, respectively.

Institutional Class shares were first made available June 1, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower yielding securities.

If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the table below. Management has contracted to reimburse expenses and/or waive its management fees from May 1, 2008, through April 30, 2009. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expense
(without fee waivers)	1.12%	1.82%	1.82%	1.42%	0.82%
Net expenses
(including fee waivers, if any)*	0.99%	1.69%	1.69%	1.19%	0.69%

* The applicable fee waivers are discussed in the text on pages 4 and 5.

Performance summary
Delaware Limited-Term Diversified Income Fund

Performance of a $10,000 investment
Average annual total returns from Dec. 31, 1998, through Dec. 31, 2008

For period beginning Dec. 31, 1998, through Dec. 31, 2008	Starting value	Ending value
Barclays Capital 1–3 Year Government/Credit Index	$10,000	$15,970
Delaware Limited-Term Diversified Income Fund	$9,725	$14,815

The chart assumes $10,000 invested in the Fund on Dec. 31, 1998, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please see pages 4 and 5 for additional details on these fees.

The chart also assumes $10,000 invested in the Barclays Capital 1–3 Year Government/Credit Index as of Dec. 31, 1998. The Barclays Capital 1–3 Year Government/Credit Index, formerly the Lehman Brothers 1–3 Year Government/Credit Index, is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Disclosure of Fund expenses
For the period July 1, 2008 to December 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense Analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/08	12/31/08	Expense Ratio	7/1/08 to 12/31/08*
Actual Fund return
Class A	$1,000.00	$1,008.30	0.84%	$4.24
Class B	1,000.00	1,004.00	1.69%	8.51
Class C	1,000.00	1,004.00	1.69%	8.51
Class R	1,000.00	1,006.60	1.19%	6.00
Institutional Class	1,000.00	1,009.10	0.69%	3.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class B	1,000.00	1,016.64	1.69%	8.57
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Limited-Term Diversified Income Fund	As of December 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Asset-Backed Security	0.06%
Agency Collateralized Mortgage Obligations	5.56%
Agency Mortgage-Backed Securities	15.65%
Agency Obligations	11.65%
Commercial Mortgage-Backed Securities	1.81%
Convertible Bond	0.47%
Corporate Bonds	34.32%
Banking	4.71%
Basic Industry	0.74%
Brokerage	1.79%
Capital Goods	1.22%
Communications	8.72%
Consumer Cyclical	2.08%
Consumer Non-Cyclical	4.96%
Electric	2.27%
Energy	2.71%
Finance Companies	1.67%
Insurance	2.17%
Real Estate	0.19%
Technology	1.09%
Municipal Bond	0.82%
Non-Agency Asset-Backed Securities	7.55%
Non-Agency Collateralized Mortgage Obligations	1.11%
Senior Secured Loans	1.04%
Supranational Bank	0.14%
U.S. Treasury Obligations	14.69%
Preferred Stock	0.62%
Repurchase Agreement	3.39%
Securities Lending Collateral	0.00%
Total Value of Securities	98.88%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	1.12%
Total Net Assets	100.00%

Sector allocation and credit quality breakdown
Delaware Limited-Term Diversified Income Fund

Credit Quality Breakdown (as a % of fixed income investments)	Percentage of net assets
AAA	62.77%
AA	4.71%
A	16.95%
BBB	10.04%
BB	5.50%
Not Rated	0.03%
Total	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	December 31, 2008

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.06%
Fannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	USD	237,124	$194,828
Total Agency Asset-Backed Security
(cost $235,207)			194,828

Agency Collateralized Mortgage Obligations – 5.56%
• E.F. Hutton Trust III Series 1 A 2.216% 10/25/17		83,688	83,777
Fannie Mae Grantor Trust
Series 2001-T10 A1 7.00% 12/25/41		381,873	401,802
Series 2002-T1 A2 7.00% 11/25/31		214,673	221,046
• Fannie Mae Series 2006-M2 A2F 5.259% 5/25/20		1,315,000	1,354,746
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		212,773	224,010
Series 2004-W9 2A1 6.50% 2/25/44		261,134	267,254
• Freddie Mac REMICs Series 3094 US
6.75% 9/15/34		1,070,341	1,032,601
Freddie Mac Stated Final Series 5 GC
2.95% 12/15/09		305,790	306,368
◆ Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		79,380	83,200
Series T-58 2A 6.50% 9/25/43		1,442,636	1,476,449
•Series T-60 1A4C 5.395% 3/25/44		2,412,367	2,501,323
GNMA
Series 2002-28 B 5.779% 7/16/24		1,973,193	2,011,366
Series 2003-72 C 4.86% 2/16/30		2,500,000	2,565,283
•Series 2003-78 B 5.11% 10/16/27		5,000,000	5,128,495
Total Agency Collateralized Mortgage Obligations
(cost $17,406,021)			17,657,720

Agency Mortgage-Backed Securities – 15.65%
Fannie Mae
6.00% 9/1/12		763,631	791,195
6.50% 8/1/17		266,067	276,236
9.00% 11/1/15		140,370	149,007
10.00% 10/1/30		171,872	194,972
16.00% 11/15/12		121,198	139,145
Fannie Mae 10 yr 4.50% 3/1/14		1,122,587	1,149,504

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM
	4.373% 6/1/34	USD	354,123	$355,268
	4.523% 8/1/34		412,257	415,171
	4.794% 11/1/35		2,294,161	2,301,967
	5.046% 8/1/35		665,650	676,475
	5.13% 12/1/33		335,999	335,597
	5.131% 11/1/35		306,889	309,560
	5.163% 9/1/38		6,252,648	6,368,615
	5.848% 4/1/36		3,613,923	3,690,971
	6.126% 6/1/36		1,324,982	1,368,008
	6.141% 7/1/36		1,318,560	1,361,482
	6.283% 7/1/36		1,072,484	1,106,389
	6.305% 4/1/36		401,020	413,144
	6.329% 8/1/36		698,208	721,381
	Fannie Mae Balloon 7 yr
	4.00% 8/1/10		1,162,036	1,160,750
	5.00% 8/1/11		1,607,950	1,616,305
	Fannie Mae FHAVA 30 yr
	7.50% 3/1/25		978	1,032
	8.50% 8/1/09		208	210
	11.00% 8/1/10 to 12/1/15		83,075	89,251
	Fannie Mae GPM 11.00% 11/1/10		4,495	4,813
	Fannie Mae S.F. 15 yr
	5.00% 9/1/18		970,524	1,001,893
	6.00% 3/1/18		6,157,312	6,415,096
	7.50% 4/1/11		4,336	4,480
	8.00% 10/1/14 to 10/1/16		504,651	529,414
	Fannie Mae S.F. 20 yr 6.50% 2/1/22		360,926	378,334
	Fannie Mae S.F. 30 yr
	5.00% 1/1/38		553,571	565,845
	6.00% 8/1/38		4,438,132	4,573,547
	6.50% 9/1/36		519,101	539,784
	7.00% 12/1/37		53,260	55,826
	7.50% 12/1/10 to 11/1/31		109,376	115,629
	8.00% 9/1/11 to 5/1/24		299,659	316,805
	8.50% 9/1/09 to 8/1/17		119,187	127,509
	9.00% 8/1/22		346,045	377,086
	9.25% 6/1/16 to 8/1/16		43,898	48,011
	10.00% 2/1/25		514,112	556,934

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	11.00% 9/1/15 to 8/1/20	USD	108,174	$124,246
	12.50% 2/1/11		112	113
	Freddie Mac
	6.00% 1/1/17		334,444	345,522
	6.50% 6/17/14 to 3/1/16		1,284,853	1,307,533
•	Freddie Mac ARM
	5.329% 4/1/33		207,711	206,138
	5.673% 7/1/36		290,137	294,925
	5.952% 4/1/34		82,400	83,044
	Freddie Mac Balloon 7 yr
	4.00% 4/1/10 to 5/1/10		1,109,186	1,109,096
	4.50% 3/1/10 to 12/1/10		2,180,835	2,181,770
	5.00% 6/1/11 to 11/1/11		468,217	467,893
	6.00% 4/1/09		20,654	20,794
	Freddie Mac FHAVA 30 yr
	9.50% 2/1/10		15,257	15,719
	11.00% 2/1/14		2,302	2,517
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20		1,009,763	1,040,506
	6.00% 10/1/10		5,746	5,957
	7.50% 4/1/11		20,458	21,192
	8.00% 7/1/16		113,856	120,863
	Freddie Mac S.F. 30 yr
	8.00% 5/1/09 to 5/1/31		301,857	319,730
	8.50% 12/1/09		2,040	2,104
	9.00% 9/1/30		199,884	220,058
	11.00% 5/1/20		4,255	4,659
	11.50% 6/1/15 to 3/1/16		179,156	206,062
	GNMA I GPM
	11.00% 7/15/10		8,398	8,941
	11.50% 4/15/10		5,568	5,956
	12.25% 1/15/14		7,492	8,781
	GNMA I Mobile Home 6.50% 9/15/10		5,719	5,931
	GNMA I S.F. 15 yr
	6.00% 6/15/09		1,973	1,983
	7.50% 7/15/10 to 9/15/10		14,624	14,713
	GNMA I S.F. 30 yr
	7.50% 12/15/23 to 12/15/31		356,425	377,805
	8.00% 6/15/30		8,717	9,290

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr (continued)
9.00% 10/15/09 to 2/15/17	USD	45,277	$48,261
9.50% 6/15/16 to 8/15/17		19,085	20,707
11.00% 12/15/09 to 5/15/20		131,522	147,079
GNMA II GPM 9.75% 12/20/16 to 9/20/17		18,558	20,328
GNMA II S.F. 15 yr 7.50% 3/20/09		152	155
GNMA II S.F. 30 yr
9.50% 11/20/20		2,456	2,663
10.50% 6/20/20		2,264	2,523
11.00% 9/20/15 to 10/20/15		73,692	82,321
11.50% 12/20/17 to 10/20/18		58,887	67,042
12.00% 4/20/14 to 5/20/16		126,491	146,335
12.50% 10/20/13 to 11/20/13		24,794	28,413
Total Agency Mortgage-Backed Securities
(cost $49,169,484)			49,702,309

Agency Obligations – 11.65%
Fannie Mae
2.875% 10/12/10		5,345,000	5,515,543
3.00% 7/12/10		3,010,000	3,103,497
Federal Farm Credit Bank 3.50% 10/3/11		3,000,000	3,162,663
Federal Home Loan Bank
3.375% 10/20/10		6,160,000	6,409,271
3.625% 10/18/13		425,000	447,587
3.84% 11/25/09		1,231,962	1,243,431
4.375% 9/17/10		1,250,000	1,320,580
4.50% 10/9/09		340,000	350,300
•8.00% 7/7/23		2,000,000	2,010,000
Freddie Mac
2.875% 11/23/10	11,375,000		11,735,348
4.125% 12/21/12		1,445,000	1,531,923
5.75% 1/15/12		150,000	167,777
Total Agency Obligations (cost $35,789,423)			36,997,920

Commercial Mortgage-Backed Securities – 1.81%
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16		1,085,000	1,086,521
Series 2005-PW10 A1 5.085% 12/11/40		1,718,555	1,673,774

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.552% 2/15/39	USD	180,000	$142,177
#	Crown Castle Towers 144A
	•Series 2005-1A AFL 1.575% 6/15/35		630,000	510,533
	Series 2006-1A B 5.362% 11/15/36		900,000	657,000
	General Electric Capital Commercial Mortgage
	Series 2002-1A A3 6.269% 12/10/35		500,000	469,551
@•#	Goldman Sachs Mortgage Securities II
	Series 2006-RR3 A1S 144A 5.66% 7/18/56		360,000	64,800
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36		285,000	237,104
	JPMorgan Chase Commercial Mortgage Securities
	Series 2006-LDP9 A2 5.134% 5/15/47		320,000	217,282
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		270,000	246,156
@#	Tower 144A
	Series 2006-1 B 5.588% 2/15/36		255,000	204,000
	Series 2006-1 C 5.707% 2/15/36		340,000	255,000
Total Commercial Mortgage-Backed Securities
	(cost $6,581,221)			5,763,898

Convertible Bond – 0.47%
^	Omnicom Group 0.162% exercise price $55.01,
	expiration date 2/7/31		1,500,000	1,488,750
Total Convertible Bond (cost $1,446,891)				1,488,750

Corporate Bonds – 34.32%
Banking – 4.71%
	Bank of America
	4.375% 12/1/10		1,180,000	1,182,987
	4.90% 5/1/13		1,400,000	1,388,038
	Bank of New York Mellon
	4.95% 1/14/11		560,000	568,202
	5.125% 8/27/13		1,685,000	1,723,561
	BB&T 6.50% 8/1/11		1,895,000	1,919,225
	Citigroup 6.50% 8/19/13		1,610,000	1,626,232

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
4.75% 5/1/13	USD	1,045,000	$1,032,168
5.75% 1/2/13		1,165,000	1,182,990
PNC Funding 7.50% 11/1/09		700,000	699,145
Silicon Valley Bank 5.70% 6/1/12		1,120,000	973,006
U.S. Bank North America 6.375% 8/1/11		345,000	359,109
• USB Capital IX 6.189% 4/15/49		725,000	340,896
Wells Fargo Bank 4.875% 1/12/11		640,000	640,328
• Wells Fargo Capital XIII 7.70% 12/29/49		1,625,000	1,342,270
			14,978,157
Basic Industry – 0.74%
ArcelorMittal 5.375% 6/1/13		1,350,000	1,019,030
@# Evraz Group 144A 9.50% 4/24/18		180,000	90,900
@# Nine Dragons Paper Holdings 144A
9.875% 4/29/13		450,000	152,762
Rio Tinto Finance USA 5.875% 7/15/13		1,150,000	916,848
@# Severstal 144A 9.75% 7/29/13		331,000	177,085
			2,356,625
Brokerage – 1.79%
Citigroup 4.625% 8/3/10		580,000	570,649
Goldman Sachs Group
5.70% 9/1/12		1,645,000	1,569,833
6.875% 1/15/11		1,050,000	1,058,164
Morgan Stanley
4.00% 1/15/10		750,000	728,396
5.30% 3/1/13		1,950,000	1,770,036
			5,697,078
Capital Goods – 1.22%
Allied Waste North America 5.75% 2/15/11		1,626,000	1,525,110
Caterpillar 7.00% 12/15/13		860,000	927,594
Waste Management 7.375% 8/1/10		1,395,000	1,414,195
			3,866,899
Communications – 8.72%
American Tower 7.125% 10/15/12		1,655,000	1,638,450
AT&T Wireless 8.125% 5/1/12		2,780,000	2,983,354
Comcast
5.45% 11/15/10		860,000	850,409
5.50% 3/15/11		1,170,000	1,145,821

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings 6.75% 4/15/12	USD	1,795,000	$1,651,400
Deutsche Telekom International Finance
8.50% 6/15/10		1,300,000	1,339,547
DirecTV Holdings 8.375% 3/15/13		1,480,000	1,480,000
France Telecom 7.75% 3/1/11		579,000	609,586
Inmarsat Finance 10.375% 11/15/12		450,000	401,063
Lamar Media 7.25% 1/1/13		1,910,000	1,532,775
Rogers Wireless
8.00% 12/15/12		750,000	721,875
9.625% 5/1/11		1,850,000	1,931,433
Sprint Capital 8.375% 3/15/12		2,267,000	1,814,783
Telecom Italia Capital 4.00% 1/15/10		1,287,000	1,184,326
Thomson Reuters 5.95% 7/15/13		855,000	796,798
Time Warner Cable
5.40% 7/2/12		716,000	669,081
8.25% 2/14/14		1,480,000	1,502,955
Verizon Global Funding 6.875% 6/15/12		1,820,000	1,878,906
# Verizon Wireless 144A 7.375% 11/15/13		960,000	1,013,908
Vodafone Group 5.00% 12/16/13		1,580,000	1,521,554
Windstream 8.125% 8/1/13		1,100,000	1,017,500
			27,685,524
Consumer Cyclical – 2.08%
Corrections America 7.50% 5/1/11		1,593,000	1,585,036
CVS Caremark 4.00% 9/15/09		1,211,000	1,196,515
MGM MIRAGE 8.50% 9/15/10		1,225,000	1,035,125
Ryland Group 5.375% 5/15/12		365,000	268,275
Target
5.125% 1/15/13		635,000	627,539
6.35% 1/15/11		1,390,000	1,421,903
Wal-Mart Stores 4.25% 4/15/13		450,000	463,626
			6,598,019
Consumer Non-Cyclical – 4.96%
American Home Products 6.95% 3/15/11		2,000,000	2,083,824
Amgen 4.00% 11/18/09		1,875,000	1,873,849
Bottling Group 6.95% 3/15/14		1,800,000	1,956,586
Covidien International Finance 5.15% 10/15/10		1,825,000	1,820,604
# Dr Pepper Snapple Group 144A 6.12% 5/1/13		995,000	981,028
General Mills 5.65% 9/10/12		540,000	551,651

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
GlaxoSmithKline Capital 4.85% 5/15/13	USD	1,145,000	$1,149,618
Kroger
6.80% 4/1/11		740,000	764,451
7.50% 1/15/14		1,510,000	1,588,965
Quest Diagnostics 5.125% 11/1/10		1,875,000	1,820,801
Safeway 6.50% 3/1/11		1,065,000	1,068,666
Wyeth 5.50% 2/1/14		90,000	91,521
			15,751,564
Electric – 2.27%
Baltimore Gas & Electric 6.125% 7/1/13		375,000	347,302
Commonwealth Edison 5.40% 12/15/11		1,345,000	1,310,372
Duke Energy Carolinas 5.75% 11/15/13		1,220,000	1,263,095
Pacific Gas & Electric 4.20% 3/1/11		2,000,000	1,976,749
Pacificorp 6.90% 11/15/11		1,345,000	1,413,193
PPL Electric Utilities 7.125% 11/30/13		725,000	769,463
Virginia Electric & Power 5.10% 11/30/12		135,000	132,094
			7,212,268
Energy – 2.71%
Enterprise Products Operating
6.375% 2/1/13		915,000	848,458
7.50% 2/1/11		855,000	840,161
Kinder Morgan Energy Partners 7.50% 11/1/10		1,395,000	1,365,179
Massey Energy 6.875% 12/15/13		750,000	558,750
TransCanada Pipelines 4.00% 6/15/13		1,335,000	1,226,717
Weatherford International
5.15% 3/15/13		1,105,000	973,917
6.625% 11/15/11		2,000,000	1,980,709
XTO Energy 5.00% 8/1/10		815,000	803,235
			8,597,126
Finance Companies – 1.67%
FTI Consulting 7.625% 6/15/13		1,580,000	1,376,575
General Electric Capital 4.80% 5/1/13		2,100,000	2,068,161
International Lease Finance
5.35% 3/1/12		2,000,000	1,387,952
5.875% 5/1/13		350,000	233,864
6.625% 11/15/13		360,000	242,792
			5,309,344

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 2.17%
Allstate Life Global Funding Trusts 5.375% 4/30/13	USD	1,150,000	$1,133,133
# Metropolitan Life Global Funding I 144A
4.625% 8/19/10		860,000	826,649
5.125% 4/10/13		1,640,000	1,529,513
UnitedHealth Group
5.25% 3/15/11		590,000	555,035
5.50% 11/15/12		1,042,000	950,354
WellPoint 5.00% 1/15/11		2,000,000	1,891,180
			6,885,864
Real Estate – 0.19%
Host Hotels & Resorts 7.125% 11/1/13		750,000	607,500
			607,500
Technology – 1.09%
International Business Machines 6.50% 10/15/13		1,115,000	1,223,562
Oracle 4.95% 4/15/13		2,170,000	2,239,375
			3,462,937
Total Corporate Bonds (cost $108,116,748)			109,008,905

Municipal Bond – 0.82%
California State Series A 5.50% 6/22/09		2,585,000	2,604,388
Total Municipal Bond (cost $2,599,808)			2,604,388

Non-Agency Asset-Backed Securities – 7.55%
• American Express Credit Account Master Trust
Series 2008-3 A 2.145% 8/15/12		625,000	596,104
• Bank of America Credit Card Trust
Series 2006-A10 A10 1.175% 2/15/12		3,715,000	3,572,631
Series 2008-A5 A5 2.395% 12/16/13		2,130,000	1,893,427
# Cabela’s Master Credit Card Trust
Series 2008-1A A1 144A 4.31% 12/16/13		470,000	439,225
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		630,000	614,871
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		1,170,000	1,162,213
•Series 2008-A A2B 1.621% 12/27/10		696,335	685,836
Series 2008-A A3 4.94% 4/25/14		1,700,000	1,646,229

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
@	Centex Home Equity
	Series 2005-D AF4 5.27% 10/25/35	USD	515,000	$473,957
	Chase Funding Mortgage Loan Asset-Backed
	Certificates Series 2003-3 1A4 3.303% 11/25/29		71,294	70,180
	Chase Issuance Trust
	•Series 2005-A8 A8 1.235% 10/15/12		750,000	684,370
	Series 2008-A9 A9 4.26% 5/15/13		385,000	360,042
•	Citibank Credit Card Issuance Trust
	Series 2007-A6 A6 4.74% 7/12/12		1,150,000	1,056,566
	CNH Equipment Trust
	Series 2005-B A4B 4.40% 5/16/11		689,031	674,888
	Series 2007-B A3A 5.40% 10/17/11		370,000	363,815
	Series 2007-C A3A 5.21% 12/15/11		1,313,000	1,292,103
	Series 2008-A A3 4.12% 5/15/12		455,000	438,421
	Series 2008-A A4A 4.93% 8/15/14		570,000	525,667
	Series 2008-B A3A 4.78% 7/16/12		395,000	377,780
	Discover Card Master Trust
	Series 2008-A4 A4 5.65% 12/15/15		500,000	443,845
@#	Dunkin Securitization
	Series 2006-1 A2 144A 5.779% 6/20/31		500,000	371,157
	Ford Credit Auto Owner Trust
	Series 2007-B A3A 5.15% 11/15/11		500,000	480,214
•#	Golden Credit Card Trust
	Series 2008-3 A 144A 2.195% 7/15/17		700,000	595,000
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12		167,789	167,042
	Series 2007-2 A3 5.10% 5/15/12		800,000	794,437
	Honda Auto Receivables Owner Trust
	Series 2007-1 A3 5.10% 3/18/11		1,166,327	1,160,763
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		170,000	167,101
	Series 2008-A A3 4.93% 12/17/12		280,000	236,768
	John Deere Owner Trust
	Series 2007-A A3 5.04% 7/15/11		564,843	561,669
	Public Service New Hampshire Funding
	Series 2001-1 A3 6.48% 5/1/15		500,000	514,757
Õ@	Renaissance Home Equity Loan Trust
	Series 2007-2 AF2 5.675% 6/25/37		175,000	132,625
@•#	Sovereign Dealer Floor Plan Master
	Series 2006-1 A 144A 1.245% 8/15/11		750,000	719,531

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
USAA Auto Owner Trust
Series 2007-2 A3 4.90% 2/15/12	USD	425,000	$419,874
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12		300,000	285,575
Total Non-Agency Asset-Backed Securities
(cost $24,742,780)			23,978,683

Non-Agency Collateralized Mortgage Obligations – 1.11%
@ Bear Stearns Asset-Backed Securities Trust
Series 2005-AC8 A5 5.50% 11/25/35		523,796	365,450
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21		710,347	617,780
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34		10,215	9,420
@Series 2006-2CB A3 5.50% 3/25/36		434,435	282,943
# GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27		235,031	229,964
•Series 1999-3 A 8.00% 8/19/29		566,127	641,708
Series 2005-RP1 1A4 8.50% 1/25/35		631,240	586,180
# MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34		465,820	504,092
@•# MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35		389,042	295,672
Total Non-Agency Collateralized Mortgage Obligations
(cost $4,058,338)			3,533,209

«Senior Secured Loans – 1.04%
Bausch & Lomb
Term Loan B 7.019% 4/11/15		827,852	568,921
Term Loan DD 5.507% 4/11/15		209,054	143,667
Community Health Systems
Term Loan B 4.445% 7/2/14		1,084,533	854,611
Term Loan DD 3.374% 8/25/14		55,467	43,708
Lender Processing Term Loan B 3.936% 6/18/14		675,000	632,813
Texas Competitive Electric Holdings Term Loan B2
5.603% 10/10/14		500,000	347,918
Wrigley (JM) Term Loan B 7.75% 7/17/14		750,000	720,832
Total Senior Secured Loans (cost $3,567,521)			3,312,470

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Supranational Bank – 0.14%
European Investment Bank 11.25% 2/14/13	BRL	1,000,000	$444,200
Total Supranational Bank (cost $555,972)			444,200

U.S. Treasury Obligations – 14.69%
U.S. Treasury Inflation Index Notes
2.00% 1/15/16	USD	30,819,350	29,523,982
¥3.50% 1/15/11		12,410,257	12,184,353
U.S. Treasury Notes 1.50% 12/31/13		4,965,000	4,955,303
Total U.S. Treasury Obligations (cost $45,916,459)			46,663,638

	Number of shares
Preferred Stock – 0.62%
• PNC Financial Services Group 8.25%		2,450,000	1,975,883
Total Preferred Stock (cost $2,121,629)			1,975,883

	Principal amount°
Repurchase Agreement* – 3.39%
BNP Paribas 0.005%, dated 12/31/08, to
be repurchased on 1/2/09, repurchase
price $10,771,003 (collateralized by
U.S. Government obligations, 10/22/09;
market value $10,997,276)	USD	10,771,000	10,771,000
Total Repurchase Agreement (cost $10,771,000)			10,771,000
Total Value of Securities Before Securities
Lending Collateral – 98.88%
(cost $313,078,502)			314,097,801

	Number of shares
Securities Lending Collateral** – 0.00%
Investment Companies
†Mellon GSL DBT II Liquidation Trust		3,321	110
Total Securities Lending Collateral (cost $3,321)			110

Total Value of Securities – 98.88%
(cost $313,081,823)	$314,097,911
Obligation to Return Securities
Lending Collateral** – (0.00%)	(3,321)
Receivables and Other Assets
Net of Liabilities – 1.12%	3,567,756
Net Assets Applicable to 38,826,333
Shares Outstanding – 100.00%	$317,662,346

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($252,563,100 / 30,866,783 Shares)	$8.18
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($3,728,100 / 455,865 Shares)	$8.18
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($52,504,961 / 6,420,000 Shares)	$8.18
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($1,446,347 / 176,739 Shares)	$8.18
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($7,419,838 / 906,946 Shares)	$8.18

Components of Net Assets at December 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$335,318,185
Undistributed net investment income	261,363
Accumulated net realized loss on investments	(19,034,855)
Net unrealized appreciation of investments and foreign currencies	1,117,653
Total net assets	$317,662,346

°	Principal amount shown is stated in the currency in which each security is denominated.
BRL — Brazilian Real
USD — United States Dollar
†	Non income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $12,099,270, which represented 3.81% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of December 31, 2008.

Statement of net assets
Delaware Limited-Term Diversified Income Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥	Fully or partially pledged as collateral for financial futures contracts.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
@	Illiquid security. At December 31, 2008, the aggregate amount of illiquid securities was $4,672,403, which represented 1.47% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
∏	Restricted security. These Investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit its liquidity. At December 31, 2008, the aggregate amount of restricted securities was $132,625, or 0.04% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMICs — Real Estate Mortgage Investment Conduits
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.18
Sales charge (2.75% of offering price) (B)	0.23
Offering price	$8.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contract and financial futures contract were outstanding at December 31, 2008:

Foreign Currency Exchange Contract[1]
			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
BRL (725,107)	USD 299,631	1/30/09	($13,657)

Financial Futures Contract[2]
				Unrealized
Contract to Deliver	Notional Proceeds	Notional Value	Expiration Date	Appreciation
(115) U.S. Treasury
10 yr notes	$(14,588,560)	$(14,461,250)	3/31/09	$127,310

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Limited-Term Diversified Income Fund	Year Ended December 31, 2008

Investment Income:
Dividends	$28,463
Interest	10,444,885
Securities lending income	136,754	$10,610,102

Expenses:
Management fees	1,208,742
Distribution expenses – Class A	594,041
Distribution expenses – Class B	44,517
Distribution expenses – Class C	287,065
Distribution expenses – Class R	6,720
Dividend disbursing and transfer agent fees and expenses	386,934
Accounting and administration expenses	96,699
Registration fees	85,830
Legal fees	69,345
Reports and statements to shareholders	53,506
Audit and tax	31,271
Pricing fees	18,286
Trustees’ fees	14,355
Custodian fees	11,061
Insurance fees	6,430
Consulting fees	2,622
Trustees’ expenses	1,059
Dues and Service	877
Taxes (other than income)	511	2,919,871
Less fees waived		(310,913)
Less waived distribution expenses – Class A		(297,020)
Less waived distribution expenses – Class R		(1,120)
Less expense paid indirectly		(5,688)
Total operating expenses		2,305,130
Net Investment Income		8,304,972

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(1,057,586)
Futures contracts	623,876
Foreign currencies	292,293
Swap contracts	200,869
Written options	(3,558,326)
Net realized loss	(3,498,874)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	146,667
Net Realized and Unrealized Loss
on Investments and Foreign Currencies	(3,352,207)

Net Increase in Net Assets Resulting from Operations	$4,952,765

See accompanying notes

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Year Ended
	12/31/08	12/31/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,304,972	$7,868,487
Net realized gain (loss) on investments and
foreign currencies	(3,498,874)	2,754,406
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	146,667	2,066,729
Net increase in net assets resulting from operations	4,952,765	12,689,622

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,037,399)	(7,881,882)
Class B	(148,576)	(319,823)
Class C	(885,631)	(755,846)
Class R	(41,753)	(55,857)
Institutional Class	(384,174)	(645,639)
	(9,497,533)	(9,659,047)

Capital Share Transactions:
Proceeds from shares sold:
Class A	156,075,580	41,887,644
Class B	1,968,284	563,082
Class C	40,698,762	4,420,547
Class R	1,541,254	496,530
Institutional Class	2,062,907	2,674,329

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,415,385	6,242,596
Class B	129,466	263,414
Class C	675,739	559,459
Class R	41,099	55,857
Institutional Class	365,495	632,736
	209,973,971	57,796,194

	Year Ended
	12/31/08	12/31/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(83,317,241)	$(46,831,044)
Class B	(3,938,271)	(6,953,876)
Class C	(8,214,515)	(7,126,788)
Class R	(625,819)	(1,910,239)
Institutional Class	(4,147,345)	(16,029,838)
	(100,243,191)	(78,851,785)
Increase (decrease) in net assets derived from
capital share transactions	109,730,780	(21,055,591)
Net Increase (Decrease) in Net Assets	105,186,012	(18,025,016)

Net Assets:
Beginning of year	212,476,334	230,501,350
End of year (including undistributed (distributions in
excess of) net investment income of $261,363 and
$(160,162), respectively)	$317,662,346	$212,476,334

See accompanying notes

Financial highlights
 Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1]The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
$8.340	$8.210	$8.270	$8.480	$8.620

0.294	0.310	0.284	0.278	0.244
(0.112)	0.199	0.019	(0.132)	(0.048)
0.182	0.509	0.303	0.146	0.196

(0.342)	(0.379)	(0.363)	(0.356)	(0.336)
(0.342)	(0.379)	(0.363)	(0.356)	(0.336)

$8.180	$8.340	$8.210	$8.270	$8.480

2.21%	6.36%	3.76%	1.76%	2.31%

$252,563	$177,183	$173,362	$189,845	$204,053
0.84%	0.83%	0.81%	0.82%	0.75%

1.12%	1.12%	1.14%	1.12%	1.13%
3.55%	3.77%	3.46%	3.32%	2.85%

3.27%	3.48%	3.13%	3.02%	2.47%
351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
$8.330	$8.210	$8.270	$8.480	$8.620

0.223	0.240	0.215	0.207	0.170
(0.101)	0.189	0.019	(0.132)	(0.047)
0.122	0.429	0.234	0.075	0.123

(0.272)	(0.309)	(0.294)	(0.285)	(0.263)
(0.272)	(0.309)	(0.294)	(0.285)	(0.263)

$8.180	$8.330	$8.210	$8.270	$8.480

1.47%	5.34%	2.89%	0.90%	1.44%

$3,728	$5,631	$11,674	$19,857	$27,559
1.69%	1.68%	1.66%	1.67%	1.60%

1.82%	1.82%	1.84%	1.82%	1.83%
2.70%	2.92%	2.61%	2.47%	2.00%

2.57%	2.78%	2.43%	2.32%	1.77%
351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
$8.330	$8.210	$8.270	$8.480	$8.620

0.224	0.240	0.215	0.207	0.170
(0.102)	0.189	0.019	(0.132)	(0.047)
0.122	0.429	0.234	0.075	0.123

(0.272)	(0.309)	(0.294)	(0.285)	(0.263)
(0.272)	(0.309)	(0.294)	(0.285)	(0.263)

$8.180	$8.330	$8.210	$8.270	$8.480

1.47%	5.34%	2.89%	0.90%	1.44%

$52,505	$19,847	$21,716	$32,235	$49,709
1.69%	1.68%	1.66%	1.67%	1.60%

1.82%	1.82%	1.84%	1.82%	1.83%
2.70%	2.92%	2.61%	2.47%	2.00%

2.57%	2.78%	2.43%	2.32%	1.77%
351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
$8.340	$8.220	$8.270	$8.490	$8.630

0.265	0.281	0.255	0.244	0.205
(0.112)	0.189	0.029	(0.142)	(0.048)
0.153	0.470	0.284	0.102	0.157

(0.313)	(0.350)	(0.334)	(0.322)	(0.297)
(0.313)	(0.350)	(0.334)	(0.322)	(0.297)

$8.180	$8.340	$8.220	$8.270	$8.490

1.86%	5.86%	3.53%	1.34%	1.73%

$1,446	$517	$1,876	$1,860	$1,905
1.19%	1.18%	1.16%	1.23%	1.20%

1.42%	1.42%	1.44%	1.42%	1.43%
3.20%	3.42%	3.11%	2.91%	2.40%

2.97%	3.18%	2.83%	2.72%	2.17%
351%	236%	276%	259%	313%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information for the years ended December 31, 2008 and 2007.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
$8.340	$8.210	$8.270	$8.480	$8.620

0.306	0.322	0.297	0.291	0.256
(0.111)	0.199	0.019	(0.132)	(0.047)
0.195	0.521	0.316	0.159	0.209

(0.355)	(0.391)	(0.376)	(0.369)	(0.349)
(0.355)	(0.391)	(0.376)	(0.369)	(0.349)

$8.180	$8.340	$8.210	$8.270	$8.480

2.37%	6.52%	3.92%	1.91%	2.46%

$7,420	$9,298	$21,873	$26,070	$21,732
0.69%	0.68%	0.66%	0.67%	0.60%

0.82%	0.82%	0.84%	0.82%	0.83%
3.70%	3.92%	3.61%	3.47%	3.00%

3.57%	3.78%	3.43%	3.32%	2.77%
351%	236%	276%	259%	313%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	December 31, 2008

Delaware Group Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ( international fair value pricing).

Federal Income Taxes — No provisions for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and Premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.69% of average daily net assets of the Fund through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended December 31, 2008, the Fund was charged $12,087 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to limit Class A Shares’ 12b-1 fees until such time as the waiver is discontinued to no more than 0.15% of the Fund’s average daily net assets. The waiver may be discontinued at any time because it is voluntary. DDLP has contracted to limit the Class R shares 12b-1 fees through April 2009 to no more than 0.50% of the Fund’s average daily net assets.

At December 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$81,473
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	43,664
Distribution fee payable to DDLP	77,530
Other expenses payable to DMC and affiliates*	26,851

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended December 31, 2008, the Fund was charged $16,958 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended December 31, 2008, DDLP earned $24,129 for commissions on sales of the Fund’s Class A shares. For the year ended December 31, 2008, DDLP received gross CDSC commissions of $8,068, $3,538 and $5,803 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended December 31, 2008, the Fund made purchases of $280,761,782 and sales of $196,435,983 of investment securities other than U.S. government securities and short-term investments. For the year ended December 31, 2008, the Fund made purchases of $610,596,228 and sales of $607,991,402 of long-term U.S. government securities.

At December 31, 2008, the cost of investments for federal income tax purposes was $313,810,288. At December 31, 2008, net unrealized appreciation was $287,623 of which $5,992,853 related to unrealized appreciation of investments and $5,705,230 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

	Securities	Derivatives
Level 1	$57,434,638	$—
Level 2	250,249,991	113,653
Level 3	6,413,282	—
Total	$314,097,911	$113,653

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$6,843,022
Net realized loss	(322,724)
Net change in unrealized appreciation/depreciation	(688,551)
Net purchases, sales, and settlements	831,282
Net transfers in and/or out of Level 3	(249,747)
Balance as of 12/31/08	$6,413,282

Net change in unrealized appreciation/depreciation
on investments still held as of 12/31/08	$(686,023)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2008 and 2007 was as follows:

	Year Ended
	12/31/08	12/31/07
Ordinary income	$9,497,533	$9,659,047

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

5. Components of Net Assets on a Tax Basis

As of December 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$335,318,185
Undistributed ordinary income	249,692
Post-October losses	(3,841,080)
Post-October currency losses	(1,986)
Capital loss carryforwards	(13,590,821)
Other temporary differences	(747,179)
Unrealized appreciation of investments
and foreign currencies	275,535
Net assets	$317,662,346

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of straddles, mark-to-market on financial futures contracts and of forward foreign currency contracts, tax treatment of CDS contracts and of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2008 through December 31, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, capital loss carryforward expiration, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2008, the Fund recorded the following reclassifications:

Undistributed net investment income	$1,614,086
Accumulated net realized loss	4,274,535
Paid-in capital	(5,888,621)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $5,888,621 expired in 2008. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $6,133,212 expires in 2012, $2,091,290 expires in 2013, $3,803,581 expires in 2014, and $1,562,738 expires in 2016.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	12/31/08	12/31/07
Shares sold:
Class A	18,929,852	5,087,066
Class B	238,813	68,513
Class C	4,948,568	536,359
Class R	185,526	60,667
Institutional Class	249,781	325,327

Shares issued upon reinvestment of dividends and distributions:
Class A	774,872	759,385
Class B	15,591	32,073
Class C	81,788	68,093
Class R	4,967	6,926
Institutional Class	44,055	76,966
	25,473,813	7,021,375

Shares repurchased:
Class A	(10,093,012)	(5,697,001)
Class B	(474,337)	(846,247)
Class C	(992,337)	(867,194)
Class R	(75,713)	(233,976)
Institutional Class	(502,320)	(1,949,833)
	(12,137,719)	(9,594,251)
Net increase (decrease)	13,336,094	(2,572,876)

For the years ended December 31, 2008 and 2007, 274,622 Class B shares were converted to 274,546 Class A shares valued at $2,282,562 and 386,457 Class B shares were converted to 386,330 Class A shares valued at $3,177,925, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Fund had no amounts outstanding at any time during the year ended December 31, 2008.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the year ended December 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	30	$135,089
Options written	715	4,296,920
Options terminated in closing purchase transactions	(745)	(4,432,009)
Options outstanding at December 31, 2008	—	$—

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

11. Swap Contracts (continued)

in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended December 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. There were no outstanding swap contracts at December 31, 2008.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

As the seller of protection in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities). At December 31, 2008, the notional amount of protection sold by the Fund totaled $480,000 (0.15% of net assets), which reflects the maximum potential amount the Fund could be required to pay under such contracts. See the statement of net assets for a description of swap contracts outstanding.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

12. Securities Lending (continued)

during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, there were no securities on loan.

13. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15. Tax Information (Unaudited)

For the fiscal year ended December 31, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	—
(B) Ordinary Income Distributions* (Tax Basis)	100%
Total Distributions (Tax Basis)	100%
(C) Qualifying Dividends[1]	0.29%

(A) and (B) are based on a percentage of the Fund’s total distributions. (C) is based on a percentage of ordinary income distributions of the Fund.

[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended December 31, 2008 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $28,463 to be taxed at a maximum rate of 15% Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

*For the fiscal year ended December 31, 2008, certain ordinary income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended December 31, 2008, the Fund has designated a maximum Qualified Interest Income distributions of $9,253,762 of Qualified Interest Income.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund

We have audited the accompanying statement of net assets of the Delaware Limited-Term Diversified Income Fund (the sole series of Delaware Group Limited-Term Government Funds) (the “Fund”) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Limited-Term Diversified Income Fund of Delaware Group Limited-Term Government Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
February 18, 2009

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Fund management

Paul Grillo, CFA
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy
Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm’s Diversified Income products and has been influential in the growth and distribution of the firm’s multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	85	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	85	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of
(January 1984–March 2004)		Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society
		(February 2006–Present)

President	85	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	85	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	85	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	85	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	85	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

		Lead Director and Chair of
		Audit and Governance
		Committees, Member of
		Compensation Committee
		Digital River, Inc.

		Director and Chair of
		Governance Committee,
		Audit Committee
		Member
		Rimage Corporation

		Director and Chair of
		the Compensation Committee
		Spanlink Communications

		Lead Director and Chair of
		Compensation and
		Governance Committees
		Valmont Industries, Inc.

Vice President and Treasurer	85	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	85	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	85	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	85	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	85	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	85	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $17,200 for the fiscal year ended December 31, 2008.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $15,900 for the fiscal year ended December 31, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,950 for the fiscal year ended December 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,750 for the fiscal year ended December 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $258,952 and $259,112 for the registrant’s fiscal years ended December 31, 2008 and December 31, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 4, 2009